SHARE-BASED COMPENSATION - Restricted share units activities (Details) - Unvested restricted share units	12 Months Ended
Dec. 31, 2022 $ / shares shares
Number of shares
Unvested balance at beginning of period | shares	3,019,048
Granted (in shares) | shares	2,683,756
Vested (in shares) | shares	(972,642)
Forfeited (in shares) | shares	(638,754)
Cancelled (in shares) | shares	(200,750)
Unvested balance at end of period | shares	3,890,658
Weighted average grant date fair value
Unvested balance at beginning of period (in dollars per share) | $ / shares	$ 6.32
Granted (in dollars per share) | $ / shares	3.98
Vested (in dollars per share) | $ / shares	5.97
Forfeited (in dollars per share) | $ / shares	5.85
Cancelled (In dollars per share) | $ / shares	11.77
Unvested balance at end of period (in dollars per share) | $ / shares	$ 4.59